SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Opening net book value		$ 25,830
Impairment		(16,540)
Closing net book value		9,044		25,830
Platosa Mine C G U [Member]
IfrsStatementLineItems [Line Items]
Impairment		(14,293)
Estimated recoverable amount		7,264
Miguel Auza CGU [Member]
IfrsStatementLineItems [Line Items]
Estimated recoverable amount		1,338
Mining Properties [Member]
IfrsStatementLineItems [Line Items]
Cost		36,400		31,774
Accumulated amortization		(21,930)		(20,198)
Opening net book value		14,470		11,576
Additions		4,441	[1]	1,416
Reclassification		2,131		4,046
Depletion and amortization		(4,532)		(2,191)
Impairment	[2]	(10,471)
Increase (decrease) through net exchange differences, property, plant and equipment	[3]	(666)		(377)
Closing net book value		5,373		14,470
Cost		41,962		36,400
Accumulated amortization and impairment		(36,589)		(21,930)
Mining Equipment [Member]
IfrsStatementLineItems [Line Items]
Cost		21,272		16,717
Accumulated amortization		(12,552)		(11,240)
Opening net book value		8,720		5,477
Additions		516	[1]	1,746
Reclassification		875		3,333
Depletion and amortization		(2,373)		(1,996)
Impairment	[2]	(4,715)
Increase (decrease) through net exchange differences, property, plant and equipment	[3]	(333)		160
Closing net book value		2,690		8,720
Cost		21,995		21,272
Accumulated amortization and impairment		(19,305)		(12,552)
Processing Equipment [Member]
IfrsStatementLineItems [Line Items]
Cost		6,075		6,160
Accumulated amortization		(5,079)		(5,036)
Opening net book value		996		1,124
Additions		263	[1]	673
Reclassification		196
Depletion and amortization		(275)		(298)
Impairment	[2]	(738)
Increase (decrease) through net exchange differences, property, plant and equipment	[3]	(17)		(503)
Closing net book value		425		996
Cost		6,367		6,075
Accumulated amortization and impairment		(5,942)		(5,079)
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Cost		522		5,071
Accumulated amortization
Opening net book value		522		5,071
Additions		2,711	[1]	3,658
Reclassification		(3,202)		(7,325)
Depletion and amortization
Impairment	[2]
Increase (decrease) through net exchange differences, property, plant and equipment	[3]	(31)		(882)
Closing net book value				522
Cost				522
Accumulated amortization and impairment
Corporate And Rightofuse Assets [Member]
IfrsStatementLineItems [Line Items]
Cost		1,944		1,816
Accumulated amortization		(822)		(246)
Opening net book value		1,122		1,570
Additions		30	[1]	175
Reclassification				(54)
Depletion and amortization		(348)		(307)
Impairment	[2]	(231)
Increase (decrease) through net exchange differences, property, plant and equipment	[3]	(17)		(262)
Closing net book value		556		1,122
Cost		1,935		1,944
Accumulated amortization and impairment		(1,379)		(822)
Total [Member]
IfrsStatementLineItems [Line Items]
Cost		66,213		61,538
Accumulated amortization		(40,383)		(36,720)
Opening net book value		25,830		24,818
Additions		7,961	[1]	7,668
Reclassification
Depletion and amortization		(7,528)		(4,792)
Impairment	[2]	(16,155)
Increase (decrease) through net exchange differences, property, plant and equipment	[3]	(1,064)		(1,864)
Closing net book value		9,044		25,830
Cost		72,259		66,213
Accumulated amortization and impairment		$ (63,215)		$ (40,383)

[1]	During the year ended December 31, 2021, the Company incurred $2,711 in sustaining capital expenditures recorded as assets under construction (December 31, 2020 – $3,658), primarily relating to ventilation and dewatering systems at the Platosa Mine.
[2]	On January 5, 2022, the Company announced that it was assessing the economic viability of mining at Platosa at achievable dewatering rates and with acceptable capital expenditures, beyond mid-2022. The mineral resources remaining beyond mid-2022 steepen significantly, with fewer vertical-tonnes-per-metre than historically encountered. Underground and surface drilling continued throughout Q1 2022; however, based on the recent drilling results and consideration of current and expected economic factors, the Company expects to wind down operations at Platosa during Q3 2022, subject to results from ongoing exploration programs. Considering results from exploration and drilling assessments in Q4 2021 and to date, the Company performed an impairment test on the Platosa Mine CGU and Miguel Auza processing facility CGU as of December 31, 2021. The recoverable amounts were calculated using the value-in-use method and estimated based on future cash flows. Key assumptions included future commodity prices, production based on current estimates of recoverable resources, and operating costs. In addition, the estimated residual value of Platosa’s property, plant and equipment required significant judgement. No discount rate was applied given the short-term nature of the cash flows. The estimated recoverable amount for the Platosa CGU and Miguel Auza CGU was $7,264 and $1,338 respectively. Consequently, an impairment loss of $15,403 was recognized as at December 31, 2021 ($14,293 on the Platosa Mine, $1,110 on Miguel Auza). The recoverable amount and impairment was most sensitive to the future commodity price assumption – a 10% change in commodity prices would result in a $2,133 change in the recoverable amount and impairment. A 10% change in the residual value of Platosa’s property, plant and equipment would result in a $292 change in the recoverable amount and impairment. If the labour action (referred to in Note 2) is not resolved in a reasonable amount of time, the economic viability of the Platosa Mine may be impacted which could result in an additional impairment in 2022. In Q3 2021, the Company had recorded an impairment loss of $752 on the Miguel Auza CGU reflecting the impact of the Judgment against San Pedro (Note 18).
[3]	Unrealized foreign exchange losses on translation of Mexican peso assets at the period-end exchange rate.